SUPPLEMENT DATED SEPTEMBER 26, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                          JNLNY(R) VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 16, IN THE SUB-SECTION ENTITLED "MANAGERS AND OFFICERS OF THE JNLNY VARIABLE FUND" PLEASE ADD THE FOLLOWING TO THE END OF THE TABLE:

------------------------------------------------- ----------------------------------- -----------------------------------
                                                           POSITION(S) HELD
NAME, ADDRESS AND (AGE)                             WITH THE JNLNY VARIABLE FUNDS        NUMBER OF PORTFOLIOS IN FUND
                                                       (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY MANAGER
------------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------------- ----------------------------------- ----------------------------------

Kelly L. Crosser (34)                             Assistant Secretary                          Not Applicable
1 Corporate Way                                   (9/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance
Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National
Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life
Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance
Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------


This Supplement is dated September 26, 2007.


(To be used with NV5640 5/07.)
                                                                  NV6179 09/07